Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies Policies
Basis of preparation
(i)	Compliance with IFRS

The consolidated financial statements of the Group have been prepared in accordance with applicable International Financial Reporting Standards (“IFRS”).

(ii;	Historical cost convention

The financial statements have been prepared on a historical cost basis.

Basis of consolidation
(i)	Subsidiaries

Subsidiaries are entities (including variable interest entity) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Group.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated in preparing the consolidated financial statements. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

(ii)	Non-controlling interests

Non-controlling interests in the results and equity of subsidiaries are shown separately in the Consolidated Statements of Comprehensive Income, the Consolidated Statements of Financial Position and Consolidated Statements of Changes in Equity respectively.

(iii)	Details of subsidiaries are as follows:

Name of company	Place of incorporation	Particular of issued and fully paid up capital	Group’s effective interest	Held by the Company	Held by a subsidiary	Principal activities

True Silver Limited	British Virgin Islands	US$50,000	100%	100%	-	Investment holding

Chutian Financial Holdings (Hong Kong) Limited	Hong Kong	HK$10,000	100%	-	100%	Investment holding

Wuhan Chutian Investment Holdings Co. Ltd	PRC	RMB3,000,000	100%	-	100%	Investment holding

Hubei Chutian Microfinance Co., Ltd	PRC	RMB450,000,000	80%	-	80%	Microfinance lenders

Business combinations

The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:

·	fair values of the assets transferred;

·	liabilities incurred to the former owners of the acquired business;

·	equity interests issued by the group;

·	fair value of any asset or liability resulting from a contingent consideration arrangement; and

·	fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are with limited exceptions, measured initially at their fair values at the acquisition date. The group recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Acquisition-related costs are expensed as incurred.

The excess of the

·	consideration transferred,

·	amount of any non-controlling interest in the acquired entity, and

·	acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase.

Segments

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segment, has been identified as the steering committee that makes strategic decisions. The Group operates in only one segment.

Foreign currency translation

(i) Functional and presentation currency

Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Chinese Renminbi (RMB), which is the Company’s functional and presentation currency.

(ii) Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in the statement of comprehensive income/(loss).

Foreign exchange gains and losses are presented in the Consolidated Statements of Comprehensive Income on a net basis within other income or other expenses.

(iii) Group companies

The results and financial position of all the Group entities (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(a)	assets and liabilities for each consolidated statement of financial position presented are translated at the closing rate at the date of that consolidated statement of financial position;

(b)	income and expenses for each consolidated statement of comprehensive income/(loss) are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and

(c)	all resulting exchange differences are recognized in other comprehensive income/(loss).

Interest

Interest income and expense are recognized in the Consolidated Statement of Comprehensive Income using the effective interest method.

The effective interest rate is the rate that exactly discount estimated future cash payments or receipts through the expected life of the financial asset or financial liability (or, where appropriate, a shorter period) to the carrying amount of the financial asset or financial liability. When calculating the effective interest rate, the Group estimates future cash flows considering all contractual terms of the financial instrument, but not future credit losses.

The calculation of the effective interest rate includes transaction costs and fees and points paid or received that are an integral part of the effective interest rate. Transaction costs include increment costs that are directly attributable to the acquisition or issue of a financial asset or financial liability.

Interest income and expense presented in the Consolidated Statements of Comprehensive Income include interest on financial assets and financial liabilities measured at amortized cost calculated on an effective interest basis.

Fees and commission

Fees and commission income and expense that are integral to the effective interest rate on a financial asset or financial liability are included in the measurement of the effective interest rate (see Note 2.6 Interest).

Income tax

Income tax expense comprises current and deferred tax. It is recognized in the Consolidated Statements of Comprehensive Income.

i.	Current tax

Current tax comprises the expected tax payable or receivable on taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantially enacted at the reporting date.

ii.	Deferred tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets or liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax assets are recognized for deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on business plans for individual subsidiaries and variable interest entity in the Group and the reversal of temporary differences. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantially enacted at the reporting date.

The measurement of deferred tax reflects the tax consequences that would follow the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

iii.	Tax exposures

In determining the amount of current and deferred tax, the Group considers the impact of tax exposures, including whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Group to change its judgments regarding the adequacy of existing tax liabilities; such changes to tax liabilities would impact tax expense in the period in which such a determination is made.

Financial assets and financial liabilities

i Recognition

The Group initially recognizes loans and borrowings on the date on which they are originated.

A financial asset or financial liability is measured initially at fair value plus transaction costs that are directly attributable to its acquisition or issue.

ii Classification

Financial assets

The Group classifies its financial assets into loans and receivables.

Financial liabilities

The Group classifies its financial liabilities as measured at amortized cost.

iii Derecognition

Financial assets

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

In transactions in which the Group neither retains or transfers substantially all of the risks and rewards of ownership of a financial asset and its retains control over the asset, the Group continues to recognize the asset to the extent of its continuing involvement, determined by the extent to which its is exposed to changes in the value of the transferred asset.

Financial liabilities

The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire.

iv Amortized cost measurement

The “amortized cost” of a financial asset or financial liability is the amount at which the financial asset or financial liability is measured at initial recognition, minus principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between the initial amount recognized and the maturity amount, minus any reduction for impairment.

v. Identification and measurement of impairment

Objective evidence of impairment

At each reporting date, the Group assesses whether there is objective evidence that financial assets are impaired. A financial asset or a group of financial assets is impaired when objective evidence demonstrates that a loss event has occurred after the initial recognition of the assets and that the loss event has an impact on the future cash flows of the asset(s) and that the loss event has an impact on the future cash flows of the asset(s) that can be estimated reliably.

Objective evidence that financial assets are impaired includes:

·	significant financial difficulty of the borrower;

·	default or delinquency by a borrower;

·	the restructuring of a loan by the Group on terms that the Group would not consider otherwise;

·	indications that a borrower will enter bankruptcy; or

·	observable data relating to a group of assets such as adverse changes in the payment status of borrowers in the group, or economic conditions that correlate with defaults in the group.

Individual and collective assessment

The Group considers evidence of impairment for loans at both a specific asset and a collective level. All individually significant loans are assessed for specific impairment.

Those found not to be specifically impaired are then collectively assessed for any impairment that has been incurred but not yet identified. Loans that are not individually significant are collectively assessed for impairment by grouping together loans with similar risk characteristics.

The individual component of the total allowance for impairment applies to financial assets evaluated individually for impairment, and found to be individually impaired, and is based on management’s best estimate of the present value of the cash flows that are expected to be received. In estimating these cash flows, management makes judgements about a debtor’s financial situation and the net realizable value of any underlying collateral. Each impaired asset is assessed on its merits, and the workout strategy and estimate of cash flows considered recoverable are independently approved by the Credit Risk function.

A collective component of the total allowance is established for groups of loans that are individually significant but that were not found to be individually impaired (loss “incurred but not reported” or IBNR).

The IBNR allowance covers credit losses inherent in portfolios of loans with similar credit risk characteristics when there is objective evidence to suggest that they contain impaired terms but the individual impaired items cannot yet be identified.

The IBNR allowance is based on historical loss rates, adjusted to reflect the current economic conditions affecting the portfolio. It reflects assumptions made about the loss emergence period i.e. the period between a loss event occurring and it being identified. Management estimates a loss emergence period for each identified portfolio and back-tests these estimates against past experience. The factors that may influence the loss emergence period include economic and market conditions, customer behavior, credit management process and collective experience.

In assessing the collective loss allowance, management considers factors such as credit quality, concentrations and economic factors. To estimate the required allowance, assumptions are made to define how inherent losses are modeled and to determine the required input parameters, based on historical experience and current economic conditions. The accuracy of the allowance depends on the model assumptions and parameters used in determining the collective allowance.

Measurement

Impairment losses on assets measured at amortized costs are calculated as the difference between the carrying amount and the present value of estimated future cash flows discounted at the asset’s original effective interest rate.

Impairment losses are recognized in the Consolidated Statement of Comprehensive Income and reflected in an allowance for loan losses account against loans. If an event occurring after the impairment was recognized causes the amount of impairment loss to decrease, then the decrease in impairment loss is reversed in the Consolidated Statement of Comprehensive Income.

Cash and cash equivalents

For the purpose of the consolidated cash flow statements, cash and cash equivalents consist of cash on hand, balances with banks and time deposits with banks with original maturity of three months or less.

Loans

Loans are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market and that the Group does not intend to sell immediately or in the near term.

Loans primarily represent loan amount due from customers. Loans are initially measured at fair value plus incremental direct transaction costs, and subsequently measured at their amortized cost using the effective interest method less allowance that reflects the Group’s best estimate of the amounts that will not be collected.

The loan portfolio consists of corporate loans and personal loans (See Note 15). Loans are presented net of allowance for loan losses.

Interest and fee receivable, net

Interest and fee receivable are accrued and credited to income as earned but not received. Interest and fee receivable are presented net of an allowance for doubtful accounts. The Group maintains an allowance for doubtful accounts for estimated losses. The Group reviews the interest and fee receivable on a periodic basis and makes general and specific allowance when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balance, the Group considers many factors, including the age of the balance, a customer’s historical payment history, its current creditworthiness and current economic trends. Accounts are written off after exhaustive efforts at collection.

Property and equipment

Property and equipment are initially measured at cost. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to the working condition and location for its intended use. Expenditure incurred after property and equipment have been put into operation, such as repairs and maintenance, is normally expensed in the period in which incurred.

Property and equipment are subsequently measured at cost less accumulated depreciation. Property and equipment are depreciated on a straight-line basis, considering any estimated residual value, over the estimated useful lives of the assets. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

The estimated useful lives of the assets are as follows:

Estimated useful life
Leasehold improvement	5 years
Vehicles	5 years
Office equipment and furniture	3 years

Impairment of non-financial assets

At each reporting date, the Group reviews the carrying amounts of its non-financial assets to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that is largely independent of the cash inflows of other assets.

The recoverable amount of an asset is the greater of its value in use and its fair value less costs to sell. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

An impairment loss is recognized if the carrying amount of an asset exceeds its recoverable amount.

Impairment losses are recognized in the Consolidated Statement of Comprehensive Income.

An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Loan and other payable

Loan payable and loans from shareholders are the Group’s sources of debt financing.

Loan payable and loans from shareholders are initially recognized at fair value, and subsequently measured at their amortized cost using the effective interest method.

Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

Share-based payments

In December 2010, the Company established the 2010 Equity Incentive Plan to help recruit and retain key employees, directors or consultants by providing incentives through the granting of equity awards. Under the 2010 Equity Incentive Plan, the Company may issue equity awards in the form of share options, restricted shares, or share appreciation rights. The maximum aggregate number of ordinary shares that may be issued pursuant to all awards is 23,200,000. No awards were made under the plan during the years ended December 31, 2015, 2016 and 2017.

The Group recognizes share-based compensation in relation to awards issued under the 2010 Equity Incentive Plan in the Consolidated Statements of Comprehensive Income based on the fair value of the equity awards on the date of the grant, and considering any applicable performance criteria and estimated forfeitures, with compensation expense recognized over the period in which the recipient is required to provide service to the Group in exchange for the equity award.

The estimation of share awards that ultimately vest requires judgment, and to the extent actual results differ from estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. The Company will consider various factors when estimating expected forfeitures, including historical experience. Actual results may differ substantially from these estimates.

The fair value of share options granted to employees and directors under the 2010 Equity Incentive Plan is determined using option pricing models, which consider the exercise price relative to the market value of the underlying shares, the expected share price volatility, the risk-free interest rate and the dividend yield, and the estimated period of time option grants are outstanding before they are ultimately exercised.

For shares granted to employees, the fair value of the shares is measured as the difference between the market price of the Company’s ordinary shares, adjusted to take into account the terms and conditions upon which the shares were granted (except for vesting conditions that are excluded from the measurement of fair value) and the purchase price of the grant. Adjustments to the market price of the ordinary shares could arise, for example, if the employee is not entitled to receive dividends during the vesting period.

Social benefits contributions

Pursuant to the relevant regulations of the PRC government, the Group’s PRC subsidiaries participate in a local municipal government social benefits plan, and is required to contribute a certain percentage of the basic salaries of its employees to fund their retirement benefits. The local municipal government undertakes to assume the retirement benefits obligations of all existing and future retired employees. The Group’s only obligation is to pay the ongoing required contributions. Contributions are charged to expense as incurred. There are no provisions whereby forfeited contributions may be used to reduce future contributions. Amounts contributed during the years ended December 31, 2015, 2016 and 2017, are discussed in Note 10.

Value added tax ("VAT")

Interest and fee income in the PRC are subject to VAT at 6% (output VAT). Input tax on purchases can be deducted from output VAT. The net amount of VAT recoverable from, or payable to, the taxation authority is included as part of other receivables or other payables in the Consolidated Statement of Financial Position.

Revenues, expenses and assets are recognized net of VAT except:

·	where the VAT incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case the VAT is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable; and

·	receivables and payables are stated with VAT included.

Share capital

The transaction costs of an equity transaction are accounted for as a deduction from equity (net of any related income tax benefit) to the extent they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided. These incremental costs include registration and other regulatory fees, amounts paid to legal, accounting and other professional advisors, printing costs and stamp duties, excluding management salaries, items normally included in general and administrative expenses or other recurring costs. Specifically, legal and accounting fees do not include any fees that would have been incurred in the absence of such issuance.

Earnings per shares

The Group presents basic and diluted earnings per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss that is attributable to ordinary shareholders of the Group by the weighted average number of ordinary shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss that is attributable to ordinary shareholders and the weighted-average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares.

Leases

Leases where substantially all the risks and rewards of ownership of assets remain with the lessor are accounted for as operating leases. Annual rentals applicable to such operating leases are charged to expense on a straight-line basis over the lease terms except where an alternative basis is more representative of the pattern of benefits to be derived from the leased assets. Lease incentives received are recognized in the Consolidated Statements of Comprehensive Income as an integral part of the aggregate net lease payments made. Contingent rentals are charged to the Consolidated Statements of Comprehensive Income in the accounting period in which they are incurred.

Definition of default

Critical to the determination of expected credit loss is the definition of default. The definition of default is used in measuring the amount of expected credit loss and in the determination of whether the loss allowance is based on 12-month or lifetime expected credit loss, as default is a component of the probability of default which affect both the measurement of expected credit losses and the identification of a significant increase in credit risk (see note 5).

The Group considers the following as constituting an event of default:

·	the borrower is past due more than 90 days on any material credit obligation to the Group; or

·	the borrower is unlikely to pay its credit obligations to the Group in full.

The definition of default is appropriately tailored to reflect different characteristics of different types of assets.

When assessing if the borrower is unlikely to pay its credit obligation, the Group takes into account both qualitative and quantitative indicators. The information assessed depends on the type of the asset, for example in lending to company a qualitative indicator used is the breach of covenants, which not relevant for lending to individual. Quantitative indicators, such as overdue status and non-payment on another obligation of the same counterparty are key inputs in this analysis. The Group uses a variety of sources of information to assess default which are either developed internally or obtained from external sources. More details are provided in note 5.

Significant increase in credit risk

The Group monitors all financial assets that are subject to the impairment requirements to assess whether there has been a significant increase in credit risk since initial recognition. If there has been a significant increase in credit risk, the Group will measure the loss allowance based on lifetime. The Group monitors all financial assets that are subject to impairment for significant increase in credit risk.

In assessing whether the credit risk on a loan has increased significantly since initial recognition, the Group compares the risk of a default occurring on the loan at the reporting date based on the remaining maturity of the loan with the risk of a default occurring that was anticipated for the remaining maturity at the current reporting date when the loan was first recognized. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable based on the Group’s historical experience.

The Group allocates its counterparties to a relevant internal credit risk grade depending on their credit quality. The quantitative information is a primary indicator of significant increase in credit risk and is based on the change in lifetime probability of default by comparing:

·	the remaining lifetime probability of default at the reporting date; with

·	the remaining lifetime probability of default for this point in time that was estimated based on facts and circumstances at the time of initial recognition of the exposure.

The qualitative factors that indicate significant increase in credit risk are reflected in the assessment of probability of default.

Modification of financial assets

A modification of a financial asset occurs when the contractual terms governing the cash flows of a financial asset are renegotiated or otherwise modified between initial recognition and maturity of the financial asset. A modification affects the amount and/or timing of the contractual cash flows either immediately or at a future date. In addition, the introduction or adjustment of existing covenants of an existing loan would constitute a modification even if these new or adjusted covenants do not yet affect the cash flows immediately but may affect the cash flows depending on whether the covenant is or is not met.

The Group renegotiates loans to customers in financial difficulty to maximize collection and minimize the risk of default. A loan forbearance is granted in cases where although the borrower made all reasonable efforts to pay under the original contractual terms, there is a high risk of default or default has already happened and the borrower is expected to be able to meet the revised terms. The revised terms in most of the cases include an extension of the maturity of the loan, changes to the timing of the cash flows of the loan (principal and interest repayment), reduction in the amount of cash flows due (principal and interest forgiveness) and amendments to covenants.

When the contractual terms of a financial asset are modified, the Group determines if the financial asset’s credit risk has increased significantly since initial recognition by comparing:

·	the remaining lifetime probability of default estimated based on data at initial recognition and the original contractual terms; with

·	the remaining lifetime probability of default at the reporting date based on the modified terms.

For financial assets modified as part of the Group’s forbearance policy, the estimate of probability of default reflects the Group’s ability to collect the modified cash flows taking into account the Group’s previous experience of similar forbearance action, as well as various behavioral indicators, including the borrower’s payment performance against the modified contractual terms. If the credit risk remains significantly higher than what was expected at initial recognition the loss allowance will continue to be measured at an amount equal to lifetime expected credit loss.

Write off

Loans are written off when the Group has no reasonable expectations of recovering the financial asset (either in its entirety or a portion of it). This is the case when the Group determines that the borrower does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. A write-off constitutes a derecognition event. The Group may apply enforcement activities to financial assets written off. Recoveries resulting from the Group’s enforcement activities will result in impairment gains.

Presentation of allowance for expected credit loss in the Consolidated Statement of Financial Position

For financial assets measured at amortized cost, loss allowances for expected credit loss are presented in the Consolidated Statement of Financial Position as a deduction from the gross carrying amount of the assets.